FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cash	$ 579,508	$ 7,608,149	$ 3,017,704	$ 5,304,097
Level 1
Statement [Line Items]
Cash	579,508	7,608,149	3,017,704
Level 2
Statement [Line Items]
Cash	0	0	0
Level 3
Statement [Line Items]
Cash	$ 0	$ 0	$ 0